Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG SouthernSun Small Cap Fund

(Statutory Prospectus, dated February 1, 2016, as supplemented April 4, 2016, and Statement of Additional Information, dated February 1, 2016)

AMG SouthernSun U.S. Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2016)

AMG SouthernSun Global Opportunities Fund

(Statutory Prospectus and Statement of Additional Information, each dated July 11, 2016)

AMG FUNDS I

AMG Managers Brandywine Fund

AMG Managers Brandywine Blue Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2016)

AMG Managers Brandywine Advisors Mid Cap Growth Fund

(Statutory Prospectus and Statement of Additional Information, each dated February 1, 2016, as supplemented March 7, 2016)

Supplement dated July 28, 2016 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG SouthernSun Small Cap Fund, AMG SouthernSun U.S. Equity Fund and AMG SouthernSun Global Opportunities Fund, each a series of AMG Funds, and AMG Managers Brandywine Fund, AMG Managers Brandywine Blue Fund and AMG Managers Brandywine Advisors Mid Cap Growth Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

As described under “Shareholder Guide – Investor Services – Exchange Privileges” in the Statutory Prospectuses and “Purchase, Redemption and Pricing of Shares – Exchange of Shares” in the SAIs, shareholders may currently exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for shares in the Agency Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). Effective September 23, 2016, shareholders of the Funds will no longer be able to exchange their shares of the Funds through the Investment Manager for shares of the JPMorgan Fund.

The JPMorgan Fund has announced that, by October 1, 2016, it intends to qualify as a “retail” money market fund, requiring that only accounts beneficially owned by natural persons be permitted to retain their shares in the JPMorgan Fund effective on that date. The JPMorgan Fund has also announced that, in order to separate retail shareholders (natural persons) from non-retail shareholders, it may redeem non-retail shareholders who do not satisfy the October 1, 2016 eligibility requirements. Shareholders who hold shares of the JPMorgan Fund through the Investment Manager will separately receive additional information about their options for redeeming holdings of the JPMorgan Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST332

Filed pursuant to 497(e)

File Nos. 333-84639 and 811-09521

File Nos. 033-44909 and 811-06520

AMG FUNDS

AMG Trilogy Emerging Markets Equity Fund

AMG Trilogy Global Equity Fund

AMG Trilogy International Small Cap Fund

AMG Trilogy Emerging Wealth Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2016, as supplemented July 1, 2016)

AMG FUNDS I

AMG FQ Global Risk-Balanced Fund

AMG FQ Tax-Managed U.S. Equity Fund

AMG FQ U.S. Equity Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2016)

AMG TimesSquare All Cap Growth Fund

AMG Frontier Small Cap Growth Fund

AMG Managers Emerging Opportunities Fund

AMG Managers Real Estate Securities Fund

AMG GW&K Core Bond Fund

(Statutory Prospectus and Statement of Additional Information, each dated March 1, 2016)

Supplement dated July 28, 2016 to the

Statutory Prospectuses and Statements of Additional Information dated as noted above.

The following information supplements and supersedes any information to the contrary relating to AMG Trilogy Emerging Markets Equity Fund, AMG Trilogy Emerging Wealth Equity Fund, AMG Trilogy Global Equity Fund and AMG Trilogy International Small Cap Fund, each a series of AMG Funds, and AMG FQ Global Risk-Balanced Fund, AMG FQ Tax-Managed U.S. Equity Fund, AMG FQ U.S. Equity Fund, AMG TimesSquare All Cap Growth Fund, AMG Frontier Small Cap Growth Fund, AMG Managers Emerging Opportunities Fund, AMG GW&K Core Bond Fund and AMG Managers Real Estate Securities Fund, each a series of AMG Funds I (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Statutory Prospectuses and Statements of Additional Information (collectively, the “SAIs”), dated as noted above.

As described under “Shareholder Guide – Investor Services – Exchange Privileges” in the Statutory Prospectuses and “Purchase, Redemption and Pricing of Shares – Exchange of Shares” in the SAIs, shareholders may currently exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for shares in the Agency Share Class of the JPMorgan Liquid Assets Money Market Fund (the “JPMorgan Fund”). Effective September 23, 2016, shareholders of the Funds will no longer be able to exchange their shares of the Funds through the Investment Manager for shares of the JPMorgan Fund.

The JPMorgan Fund has announced that, by October 1, 2016, it intends to qualify as a “retail” money market fund, requiring that only accounts beneficially owned by natural persons be permitted to retain their shares in the JPMorgan Fund effective on that date. The JPMorgan Fund has also announced that, in order to separate retail shareholders (natural persons) from non-retail shareholders, it may redeem non-retail shareholders who do not satisfy the October 1, 2016 eligibility requirements. Shareholders who hold shares of the JPMorgan Fund through the Investment Manager will separately receive additional information about their options for redeeming holdings of the JPMorgan Fund.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

ST333